Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2022
Lease Liabilities [Abstract]
Schedule of lease liabilities
	Consolidated
	31 December	30 June
	2022	2022
	$	$

Current liability	55,676	51,213
Non-current liability	344,464	-
	400,140	51,213